Pay vs Performance Disclosure		3 Months Ended	12 Months Ended
		Apr. 01, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Average		Value of Initial Fixed $100
					Summary	Average	Investment Based On:
					Compensation	Compensation
					Table Total	Actually Paid
					for Non-PEO	to Non-PEO				Adjusted
	Summary				Named	Named		Peer Group	Net	Non-GAAP
	Compensation		Compensation		Executive	Executive	Total	Total	Income	Earnings
	Table Total for		Actually Paid to		Officers	Officers	Shareholder	Shareholder	($, in	Per Share
Year	PEO ($)(1) (2)		PEO ($)(2) (3)		($)(4)	($)(3) (5)	Return	Return(6)	thousands)(7)	($)(8)
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
	PEO – 1	PEO – 2	PEO – 1	PEO – 2
2022	6,223,115	n.a.	4,382,897	n.a.	1,495,432	158,004	182.21	152.42	872,502	39.39
2021	11,708,259	719,467	15,464,903	11,757,026	1,882,796	3,400,907	213.95	194.07	768,985	33.61
2020	n.a.	6,301,644	n.a.	17,775,400	1,686,421	3,116,289	143.67	139.59	602,739	25.57

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for our Principal Executive Officer(s) for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)	In 2021, the company had two Principal Executive Officers (PEO). Olivier Filliol (PEO – 2, in the table above) was the PEO until April 1, 2021, and during all prior periods shown. Patrick Kaltenbach (PEO – 1, in the table above) is the PEO since April 1, 2021.
(3)	The dollar amounts reported in column (c) represent the “Compensation Actually Paid” to the applicable PEO for the corresponding year. Compensation Actually Paid is calculated pursuant to the requirements of Item 402(v) of Regulation S-K, adjusting Summary Compensation Table totals to reflect equity award valuation changes at certain points over time. It does not reflect dollar amounts actually paid to our PEOs.

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following, as shown in the table below:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Year End Fair Value of Equity Awards Granted ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards granted in Prior Years that Vested in the Year ($)	Compensation Actually Paid to PEO ($)
PEO – 1
2022	6,223,115	(4,240,354)	5,237,636	(2,567,327)	(270,173)	4,382,897
2021	11,708,259	(9,333,307)	13,089,951	0	0	15,464,903
PEO – 2
2021	719,467	0	0	9,720,558	1,317,001	11,757,026
2020	6,301,644	(1,860,176)	1,822,185	8,882,085	2,629,662	17,775,400

The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)	The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO NEOs were Shawn P. Vadala, Marc de La Guéronnière, and Gerhard Keller for all periods shown above. For 2020 and 2021, Peter Aggersbjerg, the Head of Divisions during those periods, was also an NEO. For 2022, Richard Wong is also an NEO.

(5)	The dollar amounts reported in column (e) represent the average amount of “Compensation Actually Paid” to the NEOs as a group (excluding the PEOs) for the corresponding year. Compensation Actually Paid is calculated pursuant to the requirements of Item 402(v) of Regulation S-K, adjusting Summary Compensation table totals to reflect equity award valuation changes at certain points over time. It does not reflect dollar amounts actually paid to our NEOs. The NEOs included for purposes of these calculations are described in footnote 4.

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following, as shown in the table below:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Year End Fair Value of Equity Awards Granted ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Average Change in Fair Value of Equity Awards granted in Prior Years that Vested in the Year ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,495,432	(879,419)	1,086,205	(1,370,139)	(174,075)	158,004
2021	1,882,796	(918,101)	1,138,158	1,088,321	209,733	3,400,907
2020	1,686,421	(876,342)	880,423	1,170,660	255,127	3,116,289

(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: SIC Code 3826 Index – Laboratory Analytical Instruments.
(7)	The dollar amounts reported represent the amount of net income reflected in the company’s audited financial statements for the applicable year.
(8)	While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that non-GAAP earnings per share is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs (including the PEOs), for the most recently completed fiscal year, to company performance.

Named Executive Officers, Footnote [Text Block]			In 2021, the company had two Principal Executive Officers (PEO). Olivier Filliol (PEO – 2, in the table above) was the PEO until April 1, 2021, and during all prior periods shown. Patrick Kaltenbach (PEO – 1, in the table above) is the PEO since April 1, 2021.
Peer Group Issuers, Footnote [Text Block]			Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: SIC Code 3826 Index – Laboratory Analytical Instruments.
Non-PEO NEO Average Total Compensation Amount	[1]		$ 1,495,432	$ 1,882,796	$ 1,686,421
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]		$ 158,004	3,400,907	3,116,289
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]			The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO NEOs were Shawn P. Vadala, Marc de La Guéronnière, and Gerhard Keller for all periods shown above. For 2020 and 2021, Peter Aggersbjerg, the Head of Divisions during those periods, was also an NEO. For 2022, Richard Wong is also an NEO.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]			Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]			Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]			Compensation Actually Paid and Adjusted non-GAAP Earnings Per Share
Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The following chart describes the relationship between our TSR and that of our peer group: the SIC Code 3826 Index – Laboratory Analytical Instruments, assuming an investment of $100.00 on December 31, 2019.

Tabular List [Table Text Block]

Most Important Measures for Determining NEO Pay
Non-GAAP earnings per share
Net cash flow
Group sales at budgeted currency rates
Total shareholder return relative to the S&P 500 Healthcare Index and the S&P 500 Industrials Index

Total Shareholder Return Amount			$ 182.21	213.95	143.67
Peer Group Total Shareholder Return Amount	[4]		152.42	194.07	139.59
Net Income (Loss)	[5]		$ 872,502,000	$ 768,985,000	$ 602,739,000
Company Selected Measure Amount	[6]		0.3939	0.3361	0.2557
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Non-GAAP earnings per share
Non-GAAP Measure Description [Text Block]			While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that non-GAAP earnings per share is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs (including the PEOs), for the most recently completed fiscal year, to company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Net cash flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Group sales at budgeted currency rates
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Total shareholder return relative to the S&P 500 Healthcare Index and the S&P 500 Industrials Index
P E O 1 [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (4,240,354)	$ (9,333,307)
P E O 1 [Member] | Year End Fair Value of Equity Awards Granted
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,237,636	13,089,951
P E O 1 [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,567,327)	0
P E O 1 [Member] | Year over Year Change in Fair Value of Equity Awards granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(270,173)	0
P E O 2 [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	$ (1,860,176)
P E O 2 [Member] | Year End Fair Value of Equity Awards Granted
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	1,822,185
P E O 2 [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				9,720,558	8,882,085
P E O 2 [Member] | Year over Year Change in Fair Value of Equity Awards granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,317,001	2,629,662
Non-PEO NEO [Member] | Average Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(879,419)	(918,101)	(876,342)
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards Granted
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,086,205	1,138,158	880,423
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,370,139)	1,088,321	1,170,660
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Equity Awards granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(174,075)	209,733	255,127
P E O 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7],[8]		6,223,115	11,708,259
PEO Actually Paid Compensation Amount	[7],[8]		$ 4,382,897	15,464,903
PEO Name			Patrick Kaltenbach
P E O 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7],[8]			719,467	6,301,644
PEO Actually Paid Compensation Amount	[7],[8]			$ 11,757,026	$ 17,775,400
PEO Name		Olivier Filliol

[1]	The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO NEOs were Shawn P. Vadala, Marc de La Guéronnière, and Gerhard Keller for all periods shown above. For 2020 and 2021, Peter Aggersbjerg, the Head of Divisions during those periods, was also an NEO. For 2022, Richard Wong is also an NEO.
[2]	The dollar amounts reported in column (c) represent the “Compensation Actually Paid” to the applicable PEO for the corresponding year. Compensation Actually Paid is calculated pursuant to the requirements of Item 402(v) of Regulation S-K, adjusting Summary Compensation Table totals to reflect equity award valuation changes at certain points over time. It does not reflect dollar amounts actually paid to our PEOs.
[3]	The dollar amounts reported in column (e) represent the average amount of “Compensation Actually Paid” to the NEOs as a group (excluding the PEOs) for the corresponding year. Compensation Actually Paid is calculated pursuant to the requirements of Item 402(v) of Regulation S-K, adjusting Summary Compensation table totals to reflect equity award valuation changes at certain points over time. It does not reflect dollar amounts actually paid to our NEOs. The NEOs included for purposes of these calculations are described in footnote 4.
[4]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: SIC Code 3826 Index – Laboratory Analytical Instruments.
[5]	The dollar amounts reported represent the amount of net income reflected in the company’s audited financial statements for the applicable year.
[6]	While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that non-GAAP earnings per share is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs (including the PEOs), for the most recently completed fiscal year, to company performance.
[7]	In 2021, the company had two Principal Executive Officers (PEO). Olivier Filliol (PEO – 2, in the table above) was the PEO until April 1, 2021, and during all prior periods shown. Patrick Kaltenbach (PEO – 1, in the table above) is the PEO since April 1, 2021.
[8]	The dollar amounts reported in column (b) are the amounts of total compensation reported for our Principal Executive Officer(s) for each corresponding year in the “Total” column of the Summary Compensation Table.